Document And Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information Line Items
Entity Central Index Key	0001981662
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42004
Entity Registrant Name	NewGenIVF GROUP LIMITED
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	36/39-36/40, 13th Floor, PS TowerSukhumvit 21 Road (Asoke)
Entity Address, Address Line Two	Khlong Toei Nuea Sub-district
Entity Address, Address Line Three	Watthana District
Entity Address, City or Town	Bangkok
Entity Address, Postal Zip Code	10110
Entity Address, Country	TH
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Description	This Amendment No.1 on Form 20-F/A (the “Amendment”) is being filed by NewGenIvf Group Limited (the “Company”, “We”, “Our”, or “us”) to amend the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2024, originally filed with the U.S. Securities Exchange Commission on April 22, 2025 (the “Original Filing”). The Company is filing this Amendment solely to remove JAK Opportunities VI LLC, including the affiliated holders (“JAK”) as a related party and the Company’s transactions with JAK from Item 7.B “Related Party Transaction” of the Original Filing and Note 17 (Related Party Balances and Transactions) to the consolidated financial statements for the year ended December 31, 2024 included in the Original Filing.Item 7.B of Form 20-F requires disclosure of certain information with respect to related party transactions. In the Original Filing, the Company included JAK as a related party and disclosed certain transactions with JAK as related party transactions. According to the instruction to Item 7.B. of Form 20-F, shareholders beneficially owning a 10% interest in the voting power of the Company are presumed to have significant influence. In addition, significant influence over an enterprise is the power to participate in the financial and operating policy decisions of the enterprise but is less than control over those policies. As JAK owns less than 10% of the voting power of the Company and has no influence on the board and management of the Company, it has been determined that the Company’s transactions with JAK would not be considered as related party transactions in the Item 7.B and Note 17 to the consolidated financial statements for the year ended December 31, 2024.This Amendment consists solely of the cover page, this Explanatory Note, the updated Item 7.B (Related Party Transaction) in Form 20-F and the updated Note 17 to the Audited Consolidated Financial Statements contained within the Form 20-F, including the certifications by our chief executive officer and chief financial officer. This Amendment does not affect any other parts of, or any other exhibits to, the Original Filing, nor does it reflect events occurring after the date of the Original Filing. Accordingly, this Amendment should be read in conjunction with the Original Filing. The Company’s Chief Executive Officer and Chief Financial Officer are providing current dated revised certifications in connection with this Amendment. The certifications are filed as Exhibits 12.1, 12.2, 12.3 and 12.4.
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of Newgenivf Group Limited and its subsidiaries (collectively, the “Company”) as of December 31, 2024, the related consolidated statements of operations and comprehensive income, shareholders’ equity, and cash flows for the year ended December 31, 2024, and the related notes to the consolidated financial statements and schedule (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024, and the results of its operations and its cash flows for the year ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Auditor Name	J&S Associate PLT
Auditor Firm ID	6743
Auditor Location	Kuala Lumpur, Malaysia
Amendment Flag	true
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	1/F, Pier 2, Central
Entity Address, City or Town	Hong Kong
Entity Address, Postal Zip Code	999077
Entity Address, Country	HK
Contact Personnel Name	Mr. Wing Fung Alfred Siu
City Area Code	+1 (212)
Local Phone Number	537-4406
Contact Personnel Email Address	Email: Newgenivf.IR@icrinc.com
Class A ordinary shares, no par value per share
Document Information Line Items
Title of 12(b) Security	Class A ordinary shares, no par value per share
Trading Symbol	NIVF
Security Exchange Name	NASDAQ
Warrants to purchase Class A ordinary shares
Document Information Line Items
Title of 12(b) Security	Warrants to purchase Class A ordinary shares
Trading Symbol	NIVFW
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	113,852
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	0